UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	RBC Plaza
	60 S. Sixth St., Ste. 3550
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	10/1/2012
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	1,248,356

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC.                   COM              003654100     7315   348500 SH       SOLE                   268100             80400
ADVISORY BOARD CO              COM              00762W107    25173   526300 SH       SOLE                   405100            121200
AKORN INC.                     COM              009728106    13733  1038800 SH       SOLE                   799300            239500
ALIGN TECHNOLOGY INC           COM              016255101    40963  1108000 SH       SOLE                   852500            255500
ALTISOURCE PORTFOLIO SOLUTIONS COM              L0175J104    21528   249600 SH       SOLE                   192000             57600
AMERITRADE HOLDING CORP.       COM              87236Y108     2782   181025 SH       SOLE                   181025
BANKRATE INC.                  COM              06647F102     8395   538800 SH       SOLE                   413100            125700
BEACON ROOFING SUPPLY INC.     COM              073685109    22762   799200 SH       SOLE                   615200            184000
BOFI HOLDING INC.              COM              05566U108     6101   234200 SH       SOLE                   180200             54000
BRAVO BRIO RESTAURANT GROUP    COM              10567B109     3844   264200 SH       SOLE                   203300             60900
BUFFALO WILD WINGS INC.        COM              119848109    11643   135800 SH       SOLE                   104600             31200
C&J ENERGY SERVICES INC.       COM              12467B304    10617   533500 SH       SOLE                   410300            123200
CARPENTER TECHNOLOGY CORPORATI COM              144285103    11537   220500 SH       SOLE                   169600             50900
CARTER'S INC                   COM              146229109     9125   169482 SH       SOLE                   169482
CATAMARAN CORPORATION          COM              148887102    43888   447970 SH       SOLE                   358070             89900
CAVIUM INC.                    COM              14964U108    16389   492000 SH       SOLE                   378500            113500
CEPHEID INC.                   COM              15670R107     2832    82100 SH       SOLE                    63100             19000
CERNER CORP.                   COM              156782104     3117    40274 SH       SOLE                    40274
CHART INDUSTRIES INC.          COM              16115Q308    24695   334400 SH       SOLE                   257400             77000
CITRIX SYS INC COM             COM              177376100     8671   113303 SH       SOLE                   113303
CONCUR TECHNOLOGIES INC        COM              206708109     9192   124672 SH       SOLE                   124672
COSTAR GROUP INC               COM              22160N109    20621   252900 SH       SOLE                   194500             58400
CUBIST PHARMACEUTICALS INC.    COM              229678107    28414   595800 SH       SOLE                   458400            137400
CYNOSURE INC-A                 COM              232577205    12083   458400 SH       SOLE                   352800            105600
DORMAN PRODUCTS INC.           COM              258278100    23743   753500 SH       SOLE                   579700            173800
ECHO GLOBAL LOGISTICS INC.     COM              27875T101     5351   312000 SH       SOLE                   240000             72000
ECOLAB INC.                    COM              278865100     5589    86233 SH       SOLE                    86233
ELLIE MAE INC.                 COM              28849P100    17964   659700 SH       SOLE                   507500            152200
EXLSERVICE HOLDINGS INC.       COM              302081104     8841   299700 SH       SOLE                   230400             69300
FACTSET RESH SYS INC           COM              303075105     7577    78580 SH       SOLE                    78580
FINANCIAL ENGINES INC.         COM              317485100     8012   336400 SH       SOLE                   258900             77500
FMC TECHNOLOGIES, INC.         COM              30249U101     5912   127697 SH       SOLE                   127697
FRANCESCAS HOLDINGS CORP       COM              351793104    20018   651400 SH       SOLE                   502100            149300
FRESH MARKET INC.,THE          COM              35804H106    36521   609400 SH       SOLE                   498700            110700
GENOMIC HEALTH INC.            COM              37244C101    14552   419500 SH       SOLE                   322700             96800
GENTHERM INC.                  COM              37253A103     5854   470600 SH       SOLE                   362000            108600
GEOSPACE TECHNOLOGIES CORP.    COM              37364X109    16391   133900 SH       SOLE                   103000             30900
GLOBUS MEDICAL INC.            COM              379577208    10187   565000 SH       SOLE                   434700            130300
GUIDEWIRE SOFTWARE INC.        COM              40171V100    18850   607100 SH       SOLE                   467200            139900
HEALTHSTREAM INC.              COM              42222N103    21060   740000 SH       SOLE                   569500            170500
HEXCEL CORP                    COM              428291108    11642   484700 SH       SOLE                   373000            111700
HIBBETT SPORTs INC.            COM              428567101    18495   311100 SH       SOLE                   239400             71700
HOMEAWAY INC.                  COM              43739Q100     4510   192502 SH       SOLE                   192502
IHS INC. CL A                  COM              451734107     6007    61710 SH       SOLE                    61710
IMPAX LABORATORIES INC.        COM              45256B101    11181   430700 SH       SOLE                   331300             99400
IMPERVA INC.                   COM              45321L100    14060   380100 SH       SOLE                   292400             87700
INNERWORKINGS INC.             COM              45773Y105     8829   678100 SH       SOLE                   521600            156500
IPC THE HOSPITALIST CO.        COM              44984A105     5489   120100 SH       SOLE                    92400             27700
IXIA                           COM              45071R109    17804  1107900 SH       SOLE                   852400            255500
LINKEDIN CORPORATION           COM              53578A108     4168    34615 SH       SOLE                    34615
LIVEPERSON INC                 COM              538146101    14037   775100 SH       SOLE                   596300            178800
LKQ CORP                       COM              501889208     9168   496235 SH       SOLE                   496235
LULULEMON ATHLETICA INC.       COM              550021109     8947   121000 SH       SOLE                    93200             27800
LUMINEX CORP                   COM              55027E102     7525   387100 SH       SOLE                   297900             89200
MANHATTAN ASSOCIATES INC.      COM              562750109    17903   312600 SH       SOLE                   240500             72100
MARETAXESS HOLDINGS INC.       COM              57060D108    12252   387600 SH       SOLE                   298200             89400
MEDIDATA SOLUTIONS INC.        COM              58471A105    34673   835500 SH       SOLE                   642800            192700
MERCADOLIBRE INC.              COM              58733R102     3454    41838 SH       SOLE                    41838
MIDDLEBY CORP                  COM              596278101    30633   264900 SH       SOLE                   203800             61100
MISTRAS GROUP INC.             COM              60649T107     9319   401700 SH       SOLE                   309100             92600
MSCI INC                       COM              55354G100     4804   134227 SH       SOLE                   134227
MYRIAD GENETICS, INC.          COM              62855J104     8152   302500 SH       SOLE                   232700             69800
NEOGEN CORP                    COM              640491106    15974   374100 SH       SOLE                   287800             86300
NETGEAR INC.                   COM              64111Q104    16187   424400 SH       SOLE                   326500             97900
O REILLY AUTOMOTIVE INC        COM              67103H107     2875    34381 SH       SOLE                    34381
ORASURE TECHNOLOGIES INC.      COM              68554V108     6434   579100 SH       SOLE                   445600            133500
OSI SYSTEMS INC.               COM              671044105    35915   461400 SH       SOLE                   355100            106300
PERFORMANT FINANCIAL CORP      COM              71377E105     8584   800000 SH       SOLE                   615100            184900
PETSMART INC COM               COM              716768106     2991    43365 SH       SOLE                    43365
PRICELINE.COM INC              COM              741503403     4482     7240 SH       SOLE                     7240
RBC BEARINGS INC.              COM              75524B104    22641   470700 SH       SOLE                   362200            108500
SIGNATURE BANK                 COM              82669G104    23156   345200 SH       SOLE                   265700             79500
SOLARWINDS INC.                COM              83416B109    23489   421400 SH       SOLE                   324200             97200
SOURCEFIRE INC.                COM              83616T108    25451   519100 SH       SOLE                   399400            119700
STERICYCLE INC                 COM              858912108     8633    95411 SH       SOLE                    95411
TEAM INC.                      COM              878155100    15259   479100 SH       SOLE                   368500            110600
TENNANT CO.                    COM              880345103    11579   270400 SH       SOLE                   208200             62200
TERADATA CORP.                 COM              88076W103     8048   106719 SH       SOLE                   106719
THERMON GROUP HOLDINGS INC.    COM              88362T103    12258   490500 SH       SOLE                   377400            113100
TRIMBLE NAVIGATION LTD         COM              896239100     7406   155396 SH       SOLE                   155396
ULTA SALON COSMETICS & FRAGRAN COM              90384S303    26235   272413 SH       SOLE                   209613             62800
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    51730   506656 SH       SOLE                   412856             93800
UNITED NATURAL FOODS INC.      COM              911163103    20779   355500 SH       SOLE                   273500             82000
VERIFONE HOLDINGS, INC.        COM              92342Y109     2719    97625 SH       SOLE                    97625
VITAMIN SHOPPE INC.            COM              92849E101    16038   275000 SH       SOLE                   211500             63500
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     7578   346500 SH       SOLE                   266600             79900
WOODWARD INC.                  COM              980745103     2780    81800 SH       SOLE                    63000             18800
ZILLOW INC                     COM              98954A107    14244   337700 SH       SOLE                   259700             78000
CDL Hospitality Trusts         COM                 B192HG       24    17000 SH       SOLE                    17000
CWT Ltd.                       COM                 621676       27    23000 SH       SOLE                    23000
First Pacific Co. Ltd.         COM                 633987       22    22000 SH       SOLE                    22000
Galaxy Entertainment Group Ltd.COM                 646587       25    11000 SH       SOLE                    11000
Golden Agri-Resources Ltd.     COM                 616447       29    33000 SH       SOLE                    33000
SmarTone Telecommunications HolCOM                 685699       18    11000 SH       SOLE                    11000